INVESTMENTS IN ASSOCIATES - Disclosure of detailed information about carrying value of investments in associates (Details) - CAD ($) $ in Thousands			12 Months Ended	13 Months Ended
	Dec. 22, 2021	Sep. 12, 2018	Aug. 31, 2022	Sep. 30, 2023
Disclosure of associates [line items]
Investments in associates at the beginning of the period				$ 6,288
Share of net loss			$ (1,364)	(1,004)
Investments in associates at the end of the period			6,288	$ 5,284
ALPHA-CANNABIS PHARMA GMBH
Disclosure of associates [line items]
Participating share				25.00%
Investments in associates at the beginning of the period				$ 0
Share of net loss				0
Investments in associates at the end of the period			0	$ 0
EVIANA HEALTH CORPORATION
Disclosure of associates [line items]
Participating share				19.90%
Investments in associates at the beginning of the period				$ 0
Share of net loss				0
Investments in associates at the end of the period			0	$ 0
HYASYNTH BIOLOGICALS INC.
Disclosure of associates [line items]
Participating share	49.90%	49.90%		49.90%
Investments in associates at the beginning of the period				$ 6,288
Share of net loss				(1,004)
Investments in associates at the end of the period			$ 6,288	$ 5,284